Share capital	12 Months Ended
Dec. 31, 2022
Disclosure of share capital, reserves and other equity interest [Abstract]
Share capital	Share capital
The Company’s authorized share capital consists of an unlimited number of common shares and an unlimited number of preferred shares. As at December 31, 2022, the Company had 1,074,694,856 common shares outstanding, including 1,705,000 common shares held in trust under the Company’s Incentive Plan (described below). No preferred shares were outstanding.

During the year ended December 31, 2022, the Company paid a quarterly dividend of $0.04 per share totalling $172 million for the year. During the year-ended December 31, 2021, the Company paid a quarterly dividend of $0.04 per share totalling $170 million for the year. The amount has been recognized in retained earnings in the Consolidated Statement of Changes in Equity during the respective period.

Subsequent to December 31, 2022, on February 22, 2023, B2Gold’s Board of Directors declared a cash dividend for the first quarter of 2023 of $0.04 per common share, payable on March 17, 2023 to shareholders of record as of March 8, 2023.

During 2022, the Company received $14 million (2021 - $6 million) pursuant to the exercise of 5 million (2021 – 3 million) stock options.

Stock options

During the year ended December 31, 2022, 4,534,000 stock options were granted to employees with exercise prices ranging from Cdn. $3.95 to Cdn. $5.79 per share. These stock options have a term of up to ten years and vest over a period of up to five years. The estimated fair value when granted of these options totalling $6 million is being recognized over the vesting period. The fair value was calculated using the Black-Scholes option pricing model based on a risk-free annual interest rate of up to 4.0%, an expected life of up to 10 years, an expected volatility of up to 54% and a dividend yield rate of up to 5.5%.

During 2021, approximately 19,461,000 stock options were granted to employees and directors with exercise prices ranging from Cdn. $4.34 to Cdn. $6.30 per share. These stock options have a term of up to five years and vest over a period of up to five years. The estimated fair value when granted of these options totalling $23 million is being recognized over the vesting period. The fair value was calculated using the Black-Scholes option pricing model based on a risk-free annual interest rate of up to 0.7%, an expected life of approximately 3 years, an expected volatility of approximately 50% and a dividend yield rate of approximately 4%.
Option pricing models require the input of subjective assumptions regarding the expected volatility. The Company calculates expected volatility based on the historical volatility of its stock price. Changes in this assumption can materially affect the fair value estimate.

For the year ended December 31, 2022, share-based payments expense, relating to the vesting of stock options, was $10 million (2021 - $13 million), net of $1 million (2021 - $2 million) capitalized to mining interests.

A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2020	16,853	3.56
Granted	19,461	5.45
Exercised	(3,052)	2.64
Forfeited or expired	(773)	4.58
Outstanding at December 31, 2021	32,489	4.75
Granted	4,534	5.29
Exercised	(4,955)	3.67
Forfeited or expired	(1,141)	5.35
Outstanding at December 31, 2022	30,927	4.98

During 2022, 5 million (2021 – 3 million) stock options were exercised. The weighted average share price at the time of exercise was Cdn. $5.42 (2021 – Cdn. $5.66).

Stock options outstanding and exercisable as at December 31, 2022 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

2.94 – 2.99	20	0.75	2.94	20	2.94
3.00 – 3.99	5,241	0.74	3.34	5,166	3.33
4.00 – 4.99	4,709	5.55	4.47	1,375	4.41
5.00 – 5.99	18,739	3.84	5.41	10,157	5.38
6.00 – 6.99	2,098	3.23	6.25	1,298	6.24
7.00 – 8.53	120	2.57	8.01	80	8.01
	30,927	3.52	4.98	18,096	4.79

Restricted share unit plan

The Company has a Restricted Share Unit Plan (the “RSU Plan”) whereby restricted share units (“RSUs”) may be granted to directors, executive officers and employees of the Company. The RSU Plan reflects the Company’s commitment to a long term incentive compensation structure that aligns the interests of its directors, executive officers and employees with the interests of its shareholders. Once vested, each RSU is redeemable for one common share entitling the holder to receive the common share for no additional consideration.

During the year ended December 31, 2022, the Company granted approximately 2 million (2021 – 1 million) RSUs to executive officers and employees of the Company. One-third of the RSUs vest one year from the grant date, another one-third will vest two years from the grant date with the remainder vesting three years from the grant date. The total estimated fair value of the RSU granted was approximately $8 million (2021 - $7 million) based on the market value of the Company’s shares at the grant date. The fair value of each RSU is recorded as a share-based payments expense over the vesting period.

For the year ended December 31, 2022, share-based payments expense relating to the vesting of RSUs was $8 million (2021 - $6 million).
Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2020	4,334
Granted	1,329
Vested and converted to common shares	(2,143)
Reinvested dividend equivalents	159
Outstanding at December 31, 2021	3,679
Granted	1,751
Vested and converted to common shares	(2,663)
Forfeited	(119)
Reinvested dividend equivalents	136
Outstanding at December 31, 2022	2,784

Deferred share unit plan

The Company has a Deferred Share Unit plan (the "DSU plan") for the benefit of the directors of the Company. Pursuant to the plan, eligible directors can elect to receive all or part of their total cash compensation in the form of deferred share units ("DSUs"). The number of DSUs granted to an eligible director is determined by dividing the portion of the compensation to be paid in DSUs by the volume weighted average trading price of the common shares on the stock exchange on which the majority of the volume of trading of the shares occurred over the relevant period for the five trading days immediately preceding the date of grant. In addition, the Board may, at its discretion, grant additional DSUs to plan participants. Each eligible director is required to hold DSUs received until the eligible director ceases to be a director of the Company, following which the DSUs will be settled in cash. As the DSUs are cash settled, they are recorded as a liability at fair market value on the Consolidated Balance Sheet with changes in the fair value being recognized as a share-based payment expense or recovery in the Consolidated Statement of Operations.

For the year ended December 31, 2022, the Company issued 0.2 million DSUs (2021 - 0.4 million) with a fair market value of $1 million (2021 - $1 million) to directors of the Company. As at December 31, 2022, there were 2 million DSUs outstanding (2021 - 2 million). For the year ended December 31, 2022, share-based payments recovery relating to DSUs was $0 million (2021 - recovery of $1 million).

Performance share unit plan

The Company has a Performance Share Unit plan (the "PSU plan") for the benefit of officers, employees and eligible consultants. Under the plan, eligible participants will receive shares based on the achievement of certain defined performance measures over a defined period of time. The number of shares receivable shall be 0% to 200% of the performance share units ("PSUs") awarded, with the factor applied being dependent on the extent to which the defined performance measures have been achieved.

For the year ended December 31, 2022, the Company granted approximately 1 million (2021 - 1 million) PSUs to employees. The number of shares to be issued will be 0% to 200% of the number of PSUs depending on total shareholder return compared to a group of peer companies over the period January 1, 2022 to December 31, 2024 (2021 - January 1, 2021 to December 31, 2023). The estimated fair value when granted of $8 million (2021 - $7 million) is being recognized over the vesting period. The fair value was calculated using a risk-neutral Monte Carlo simulation based on a correlated Geometric Brownian Motion. The model used historical share price volatility ranging from 32% to 81% (2021 - 32% to 99%) for the group, a Canadian risk-free annual interest rate of 2.88% (2021 - 0.81%), and a United States risk-free annual interest rate of 2.76% (2021 - 0.35%).

As at December 31, 2022, 5 million PSUs were outstanding under the plan (2021 - 3 million). For the year ended December 31, 2022, share-based payments expense relating to PSUs was $7 million (2021 - $4 million).
Restricted phantom unit plan

The Company has a Restricted Phantom Unit plan (the "RPU plan") for the benefit of the directors of the Company. Once vested, each restricted phantom unit is redeemable for the cash value of one common share. As the restricted phantom units ("RPUs") are cash settled, they are recorded as a liability at fair market value on the Consolidated Balance Sheet with changes in the fair value being recognized as a share-based payment expense or recovery in the Consolidated Statement of Operations.

For the year ended December 31, 2022, the Company issued 0.1 million RPUs with a fair market value of $1 million to directors of the Company. As at December 31, 2022, there were 0.1 million RPUs outstanding (2021 - nil). For the year ended December 31, 2022, share-based payments expense relating to RPUs was $0.3 million.

Incentive plan

On June 29, 2007, the Company established the B2Gold Incentive Plan (the “Incentive Plan”) for the benefit of directors, officers, employees and service providers of the Company and issued to the trustees of the Incentive Plan options to acquire 4,955,000 common shares. On October 12, 2007, following the exercise of these options, an aggregate of 4,955,000 common shares were issued to and paid for by the trustees of the Incentive Plan. These shares were held in trust by the trustees pursuant to the terms of the Incentive Plan. The Company is required under IFRS to consolidate the trust. The Company recognizes a share-based compensation expense with respect to these incentive shares, when these shares are granted to the ultimate beneficiaries by the trust. As at December 31, 2022, there are 1,705,000 common shares remaining in the trust.

Earnings per share
The following is the calculation basic and diluted earnings per share:

	2022	2021
	$	$

Net income and diluted net income (attributable to shareholders of the Company)	252,873	420,065

Basic weighted average number of common shares outstanding (in thousands)	1,064,259	1,053,809

Effect of dilutive securities:
Stock options	1,928	4,883
Restricted share units	732	1,478
Performance share units	4,085	1,372
Diluted weighted average number of common shares outstanding (in thousands)	1,071,004	1,061,542

Earnings per share (attributable to shareholders of the Company)
Basic	$0.24	$0.40
Diluted	$0.24	$0.40